Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 4,500,000	$ 1,600,000
Uncertain tax positions	0
Net operating loss carryforwards subject to expiration	24,400,000
Net operating loss carryforwards not subject to expiration	184,600,000
Net operating loss	54,628,000	52,373,000
Valuation allowance	57,271,000	$ 52,803,000
California Franchise Tax Board | Tax Period from 2015 through 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	37,600,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	209,000,000
Domestic Tax Authority | California Franchise Tax Board | Tax Period from 2015 through 2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	35,300,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 178,000,000